SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule Of Major Customer Data As Percentage Of Total Revenues) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Sales Revenue Goods Net [Member]
Concentration Risk [Line Items]
Percentage of total revenues	16.60%	17.70%	16.10%